Label	Element	Value
UNITED STATES
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	$ 0
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	1,000,000
MALI
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	9,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	8,000,000
CHILE
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	1,037,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	1,074,000,000
BARBADOS
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	10,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	17,000,000
TANZANIA, UNITED REPUBLIC OF
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	110,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	156,000,000
PERU
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	281,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	329,000,000
AUSTRALIA
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	298,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	277,000,000
ARGENTINA
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	105,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	103,000,000
COTE D'IVOIRE
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	6,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	5,000,000
ZAMBIA
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	0
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	24,000,000
SAUDI ARABIA
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	70,000,000
Deductible temporary differences for which no deferred tax asset is recognised	ifrs-full_DeductibleTemporaryDifferencesForWhichNoDeferredTaxAssetIsRecognised	$ 70,000,000